Revenues (Details) - Schedule of disaggregation of revenues - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 627,598,000	$ 651,483,000	$ 607,219,000
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	488,103,000	505,276,000	463,606,000
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	139,495,000	146,207,000	143,613,000
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	433,741,000	452,124,000	417,557,000
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	433,741,000	452,124,000	417,557,000
Products [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	54,362,000	53,152,000	46,049,000
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 139,495,000	$ 146,207,000	$ 143,613,000